RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Apr. 30, 2026
Related Party Transactions [Abstract]
Schedule of amounts due to related parties

Name of Related Party	Nature	As of April 30, 2026	As of October 31, 2025
		(Unaudited)	(Audited)

Ka Miew Hon	Payment on behalf of the Company	$10,577	$10,577
Wong Sze Chung	Payment on behalf of the Company	$43,746	$37,154
Total		$54,323	$47,731